UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

          QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-7083

Name of Fund:  MuniYield Arizona Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
         Officer, MuniYield Arizona Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 10/31/05

Date of reporting period: 05/01/05 - 07/31/05

Item 1 - Schedule of Investments


MuniYield Arizona Fund, Inc.


Schedule of Investments as of July 31, 2005                                                                        (in Thousands)

                          Face
                        Amount   Municipal Bonds                                                                         Value
Arizona - 121.5%     $   1,650   Arizona Educational Loan Marketing Corporation, Educational Loan Revenue
                                 Refunding Bonds, AMT, Junior Sub-Series, 6.30% due 12/01/2008                        $     1,659

                                 Arizona Health Facilities Authority, Hospital System Revenue Bonds (John C.
                                 Lincoln Health Network):
                           500       6.875% due 12/01/2020                                                                    563
                         1,125       7% due 12/01/2025                                                                      1,267

                         1,785   Arizona Health Facilities Authority Revenue Bonds (Catholic Healthcare West),
                                 Series A, 6.625% due 7/01/2020                                                             2,009

                         3,000   Arizona School Facilities Board, State School Improvement Revenue Bonds, 5.50%
                                 due 7/01/2017                                                                              3,317

                         4,335   Arizona State University Revenue Bonds, DRIVERS, Series 270, 8.356% due
                                 7/01/2021 (e)(k)                                                                           5,381

                                 Arizona Student Loan Acquisition Authority, Student Loan Revenue Refunding Bonds,
                                 AMT:
                         3,285       Junior Subordinated Series B-1, 6.15% due 5/01/2029                                    3,537
                         1,000       Senior-Series A-1, 5.90% due 5/01/2024                                                 1,068

                                 Arizona Tourism and Sports Authority, Tax Revenue Bonds:
                         1,000       (Baseball Training Facilities Project), 5% due 7/01/2016                               1,035
                         2,000       (Multi-Purpose Stadium Facility), Series A, 5.375% due 7/01/2023 (b)                   2,205

                           500   Glendale, Arizona, Development Authority, Educational Facilities Revenue Refunding
                                 Bonds (American Graduate School International), 5.875% due 7/01/2015 (c)                     518

                                 Maricopa County, Arizona, Hospital Revenue Refunding Bonds (Sun Health Corporation):
                         1,670       6.125% due 4/01/2007 (l)                                                               1,784
                           735       6.125% due 4/01/2018                                                                     769

                         1,000   Maricopa County, Arizona, IDA, Education Revenue Bonds (Arizona Charter Schools
                                 Project 1), Series A, 6.625% due 7/01/2020                                                   985

                         2,400   Maricopa County, Arizona, IDA, Hospital Facility Revenue Refunding Bonds (Samaritan
                                 Health Services), Series A, 7% due 12/01/2016 (b)(d)                                       3,004

                                 Maricopa County, Arizona, IDA, M/F Housing Revenue Bonds:
                         1,000       (Metro Gardens - Mesa Ridge Apartments Project), Series 1999A, 5.15% due
                                     7/01/2029 (b)                                                                          1,003
                         2,395       (Place Five and Greenery Apartments), Series A, 6.625% due 1/01/2027 (d)               2,597


Portfolio Abbreviations


To simplify the listings of MuniYield Arizona Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.


AMT        Alternative Minimum Tax (subject to)
COP        Certificates of Participation
DRIVERS    Derivative Inverse Tax-Exempt Receipts
GO         General Obligation Bonds
IDA        Industrial Development Authority
IDR        Industrial Development Revenue Bonds
M/F        Multi-Family
PCR        Pollution Control Revenue Bonds
RIB        Residual Interest Bonds
RITR       Residual Interest Trust Receipts
S/F        Single-Family



MuniYield Arizona Fund, Inc.


Schedule of Investments as of July 31, 2005 (concluded)                                                            (in Thousands)

                          Face
                        Amount   Municipal Bonds                                                                         Value
Arizona              $      15   Maricopa County, Arizona, IDA, S/F Mortgage Revenue Bonds, AMT, Series 1B,
(concluded)                      6.25% due 9/01/2032 (f)(i)                                                           $        15

                         1,485   Maricopa County, Arizona, Pollution Control Corporation, PCR, Refunding (Public
                                 Service Company of New Mexico Project), Series A, 6.30% due 12/01/2026                     1,576

                         2,250   Maricopa County, Arizona, Public Finance Corporation, Lease Revenue Bonds, RIB,
                                 Series 511X, 8.41% due 7/01/2014 (a)(k)                                                    2,705

                         1,825   Maricopa County, Arizona, Scottsdale Unified School District Number 48, GO, 6.60%
                                 due 7/01/2012                                                                              2,166

                           500   Maricopa County, Arizona, Tempe Elementary Unified School District Number 3, GO,
                                 Refunding, 7.50% due 7/01/2010 (e)                                                           592

                         1,000   Maricopa County, Arizona, Unified School District Number 090, School Improvement,
                                 GO (Saddle Mountain),Series A, 5% due 7/01/2014                                            1,045

                                 Mesa, Arizona, IDA, Revenue Bonds (Discovery Health Systems), Series A (b)(l):
                         1,100       5.625% due 1/01/2010                                                                   1,216
                         1,000       5.875% due 1/01/2010                                                                   1,116

                         1,000   Navajo County, Arizona, IDA, IDR (Stone Container Corporation Project), AMT, 7.40%
                                 due 4/01/2026                                                                              1,033

                         1,000   Nogales Arizona Municipal Development Authority, Inc., Revenue Bonds, 5% due
                                 6/01/2030 (a)                                                                              1,052

                         4,500   Northern Arizona University System Revenue Bonds, 5.50% due 6/01/2034 (e)                  4,981

                         2,500   Phoenix, Arizona, Civic Improvement Corporation, Water System Revenue Refunding
                                 Bonds, Junior Lien, 5.50% due 7/01/2020 (e)                                                2,760

                         1,750   Phoenix, Arizona, GO, Refunding, DRIVERS, Series 173, 12.349% due 7/01/2008 (k)            2,171

                            15   Phoenix, Arizona, IDA, S/F Mortgage Revenue Bonds, AMT, Series 1A, 6.25% due
                                 9/01/2032 (f)(i)                                                                              15

                                 Pima County, Arizona, IDA, Education Revenue Bonds (Arizona Charter Schools Project),
                                 Series C:
                           750       6.70% due 7/01/2021                                                                      787
                         1,000       6.75% due 7/01/2031                                                                    1,037

                         1,000   Pima County, Arizona, IDA, Education Revenue Refunding Bonds (Arizona Charter Schools
                                 Project II), Series A, 6.75% due 7/01/2021                                                 1,052

                         1,000   Pima County, Arizona, IDA, Revenue Refunding Bonds (Health Partners), Series A,
                                 5.625% due 4/01/2014 (b)                                                                   1,058

                           530   Pima County, Arizona, IDA, S/F Mortgage Revenue Refunding Bonds, AMT, Series A-1,
                                 6.20% due 11/01/2030 (f)(g)                                                                  563

                         3,050   Pima County, Arizona, Unified School District Number 1, Tucson, GO, Refunding,
                                 7.50% due 7/01/2009 (e)                                                                    3,517

                                 Pinal County, Arizona, COP:
                         1,250       5% due 12/01/2026                                                                      1,288
                         1,250       5% due 12/01/2029                                                                      1,279

                         2,250   Scottsdale, Arizona, IDA, Hospital Revenue Bonds (Scottsdale Healthcare), 5.80% due
                                 12/01/2031                                                                                 2,414

                         1,500   South Campus Group LLC, Arizona Student Housing Revenue Bonds (Arizona State
                                 University South Campus Project), Series 2003, 5.625% due 9/01/2035 (b)                    1,668

                                 Tempe, Arizona, GO:
                           575       3.50% due 7/01/2022                                                                      518
                         2,000       3.50% due 7/01/2024                                                                    1,773

                         1,500   Tucson, Arizona, GO, Series D, 5% due 7/01/2021                                            1,605

                         1,000   Tucson, Arizona, IDA, Senior Living Facilities Revenue Bonds (Christian Care
                                 Tucson Inc. Project), Series A, 6.125% due 7/01/2024 (j)                                   1,110

                           575   Tucson and Pima County, Arizona, IDA, S/F Mortgage Revenue Refunding Bonds
                                 (Mortgage-Backed Securities Program), AMT, Series A-1, 6% due 7/01/2021 (f)(g)               576

                         1,105   University Arizona, COP, Refunding, Series A, 5.125% due 6/01/2029 (a)                     1,175

                                 Vistancia Community Facilities District, Arizona, GO:
                         1,275       6.75% due 7/15/2022                                                                    1,374
                           750       5.75% due 7/15/2024                                                                      760

                         2,000   Yavapai County, Arizona, IDA, Hospital Facility Revenue Bonds (Yavapai Regional
                                 Medical Center), Series A, 6% due 8/01/2033                                                2,152

Puerto Rico -              500   Puerto Rico Commonwealth, GO, Refunding, RITR, Class R, Series 3, 8.824% due
22.3%                            7/01/2016 (b)(k)                                                                             608

                                 Puerto Rico Commonwealth, Highway and Transportation Authority, Transportation
                                 Revenue Refunding Bonds:
                         1,000       Series D, 5.75% due 7/01/2041                                                          1,115
                         1,000       Series J, 5.50% due 7/01/2023                                                          1,097

                         4,000   Puerto Rico Commonwealth, Infrastructure Financing Authority, Special Tax and Capital
                                 Appreciation Revenue Bonds, Series A, 4.67%** due 7/01/2035 (a)                              994

                         2,000   Puerto Rico Commonwealth, Public Improvement, GO, Series A, 5.125% due 7/01/2031           2,081

                                 Puerto Rico Electric Power Authority, Power Revenue Bonds:
                         1,000       Series II, 5.25% due 7/01/2031                                                         1,067
                         1,500       Series NN, 5.125% due 7/01/2029                                                        1,586
                           695       Trust Receipts, Class R, Series 16 HH, 8.804% due 7/01/2013 (h)(k)                       862

                         2,000   Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control
                                 Facilities Revenue Bonds (Cogeneration Facility-AES Puerto Rico Project), AMT,
                                 6.625% due 6/01/2026                                                                       2,168

                         2,000   Puerto Rico Public Buildings Authority, Government Facilities, Revenue Refunding
                                 Bonds, Series I, 5.25% due 7/01/2033                                                       2,140

                         1,000   Puerto Rico Public Finance Corporation, Commonwealth Appropriation Revenue Bonds,
                                 Series E, 5.50% due 8/01/2029                                                              1,077

                                 Total Municipal Bonds (Cost - $89,925) - 143.8%                                           95,645


                        Shares
                          Held   Short-Term Securities
                           602   CMA Arizona Municipal Money Fund (m)                                                         602

                                 Total Short-Term Securities (Cost - $602) - 0.9%                                             602

                                 Total Investments (Cost - $90,527*) - 144.7%                                              96,247
                                 Other Assets Less Liabilities - 0.9%                                                         569
                                 Preferred Stock, at Redemption Value - (45.6%)                                          (30,308)
                                                                                                                      -----------
                                 Net Assets Applicable to Common Stock - 100.0%                                       $    66,508
                                                                                                                      ===========


  * The cost and unrealized appreciation (depreciation) of investments as of July 31, 2005, as computed for federal income tax purposes, were as follows:

                                                             (in Thousands)

    Aggregate cost                                          $        90,535
                                                            ===============
    Gross unrealized appreciation                           $         5,767
    Gross unrealized depreciation                                      (55)
                                                            ---------------
    Net unrealized appreciation                             $         5,712
                                                            ===============

 ** Represents a zero coupon bond; the interest rate shown is the effective yield at the time of purchase by the Fund.

(a) AMBAC Insured.

(b) MBIA Insured.

(c) Connie Lee Insured.

(d) Escrowed to maturity.

(e) FGIC Insured.

(f) FHLMC Collateralized.

(g) FNMA/GNMA Collateralized.

(h) FSA Insured.

(i) GNMA Collateralized.

(j) Radian Insured.

(k) The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.

(l) Prerefunded.

(m) Investments in companies considered to be an affiliate of the Fund, for purposes of
    Section (2)(a)(3) of the Investment Company Act of 1940, were as follows:

                                                             (in Thousands)

                                                                   Dividend
    Affiliate                                 Net Activity           Income

    CMA Arizona Municipal Money Fund             (312)                   $6


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


MuniYield Arizona Fund, Inc.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.,
       Chief Executive Officer
       MuniYield Arizona Fund, Inc.


Date: September 23, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.,
       Chief Executive Officer
       MuniYield Arizona Fund, Inc.


Date: September 23, 2005


By:    /s/ Donald C. Burke
       -----------------------
       Donald C. Burke,
       Chief Financial Officer
       MuniYield Arizona Fund, Inc.


Date: September 23, 2005